Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2017
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.16%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.2x
Guatemala [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	1.52%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 7.4x
Nicaragua [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	4.27%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.1x
Costa Rica [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.64%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.3x
Panama [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.12%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 12.1x
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.19%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.5x
Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.26%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.6x
Argentina [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	4.39%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 299x
Philippinnes [member]
Disclosure of detailed information about intangible assets [line items]
Changes in WACC	0.46%
Changes in volume growth CAGR	(1.00%)
Effect on Valuation	Passes by 2.1x